New Standards and Interpretations (Policies)	12 Months Ended
Jun. 30, 2025
New standards and interpretations [Abstract]
New accounting standards and interpretations effective during the year
(a)      New accounting standards and interpretations effective from 1 July 2024

The following new accounting standards and interpretations have been published and are effective for the year ended 30 June 2025:

Amendment – Non-Current Liabilities with Covenants

The amendments to IAS 1 Presentation of Financial Statements require a liability to be classified as current when the Group does not have a substantive right to defer settlement at the end of the reporting period.

Only covenants with which the Group must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which the Group must comply after the reporting date (i.e. future covenants) do not affect a liability’s classification at that date.

However, when non-current liabilities are subject to future covenants, the Group is now required to disclose information to help users of financial statements understand the risk that those liabilities could become repayable within twelve months after the reporting date.

Amendment – Supplier Finance Arrangements

The amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures require the Group to provide additional disclosures about its supplier finance arrangements to enable users of financial statements to assess how supplier finance arrangements affect the Group’s liabilities, cash flows and exposure to liquidity risk.

The amendments require the Group to disclose the terms and conditions of the arrangements, the carrying amount of the liabilities that are part of the arrangements, the carrying amounts of those liabilities for which the suppliers have already received payment from the finance providers, the range of payment due dates, and the effect of non-cash changes.

The Group has reviewed these amendments and concluded that none of these changes are likely to have a material impact on the Group.

New accounting standards and interpretations issued but not yet effective
(b)        New accounting standards and interpretations issued but not yet effective

The following new accounting standards and interpretations have been published but are not yet effective for the year ended 30 June 2025 and have not been early adopted by the Group:

Amendment – Lack of Exchangeability – effective date 1 January 2025

The amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates clarify when a currency is exchangeable into another currency and how a company estimates a spot rate when a currency lacks exchangeability.

Disclosures are required to help users of financial statements assess the impact of using an estimated exchange rate on the financial statements.

Amendment – Classification and Measurement of Financial Instruments – effective date 1 January 2026

The amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures:

a)
provide clarification on the timing of recognition and derecognition of financial assets and financial liabilities, particularly when they are settled using electronic payment systems. The amendment also provides an exception, if certain criteria are met, for the timing of derecognition of certain financial liabilities settled using an electronic payment system;

b)	provide further guidance about specific types of financial assets, specifically contractually linked instruments (CLIs);

c)	provide clarification of the classification of financial assets that are linked to environmental, social and governance (ESG) and similar characteristics; and

d)
require additional disclosure requirements with respect to investments in equity instruments measured at fair value through other comprehensive income and financial instruments with contingent features.

Amendment – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) – effective date 1 January 2025

The amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures remove the inconsistency in dealing with the sale or contribution of assets between an investor and its associate or joint venture. A full gain or loss is recognised when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognised when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary.

IFRS 18: Presentation and Disclosure in Financial Statements – effective date 1 January 2027

IFRS 18 Presentation and Disclosure in Financial Statements will replace IAS 1 Presentation of Financial Statements. IFRS 18 Presentation and Disclosure in Financial Statements will:

a)
better align the presentation of the statement of profit or loss to the categories in the statement of cash flows by introducing two new defined subtotals – operating profit and profit before financing and income taxes (EBIT);

b)
require disclosure of management-defined performance measures – subtotals of income and expenses not specified by IFRS Accounting Standards that are used in public communications to communicate management’s view of an aspect of a company’s financial performance (such as funds from operations, cash profit, etc); and

c)	enhance the requirements for aggregation and disaggregation to help a company to provide useful information.

The Group does not intend to early adopt any of the new standards or interpretations. It is expected that where applicable, these standards and interpretations will be adopted on each respective effective date.